Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Number Of Shares Outstanding Basic And Diluted Proforma [Abstract]
Depreciation expenses	¥ 156,333	¥ 162,733	¥ 170,418
Amount due for purchase of property, plant and equipment	¥ 29,562	¥ 27,688